SEGMENT INFORMATION - Disaggregation of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of revenue
Revenue	₽ 494,926	₽ 470,605	₽ 446,238
Recognised over time
Disaggregation of revenue
Revenue	425,448	400,644	379,116
Recognised at point of time
Disaggregation of revenue
Revenue	69,478	69,961	67,122
External Customers
Disaggregation of revenue
Revenue	494,926	470,605	446,238
Mobile services
Disaggregation of revenue
Revenue	331,273	317,546	312,321
Fixed line services
Disaggregation of revenue
Revenue	56,950	56,004	56,055
Finance services
Disaggregation of revenue
Revenue	33,668	29,304	11,534
Integration services
Disaggregation of revenue
Revenue	2,922	3,623	1,227
Sales of goods
Disaggregation of revenue
Revenue	69,478	62,653	63,852
Other services
Disaggregation of revenue
Revenue	635	1,475	1,249
Total
Disaggregation of revenue
Revenue	477,167	453,968	431,700
Total | Recognised over time
Disaggregation of revenue
Revenue	415,641	388,866	369,833
Total | Recognised at point of time
Disaggregation of revenue
Revenue	61,526	65,102	61,867
Total | External Customers
Disaggregation of revenue
Revenue	477,167	453,968	431,700
Total | Mobile services
Disaggregation of revenue
Revenue	324,946	310,785	305,536
Total | Fixed line services
Disaggregation of revenue
Revenue	56,618	55,628	55,678
Total | Finance services
Disaggregation of revenue
Revenue	33,668	29,304	11,534
Total | Integration services
Disaggregation of revenue
Revenue	409	457	355
Total | Sales of goods
Disaggregation of revenue
Revenue	61,526	57,794	58,597
Russia Convergent
Disaggregation of revenue
Revenue	409,078	390,066	385,818
Russia Convergent | Recognised over time
Disaggregation of revenue
Revenue	347,648	332,389	327,338
Russia Convergent | Recognised at point of time
Disaggregation of revenue
Revenue	61,430	57,677	58,480
Russia Convergent | External Customers
Disaggregation of revenue
Revenue	409,078	390,066	385,818
Russia Convergent | Mobile services
Disaggregation of revenue
Revenue	322,762	308,847	304,049
Russia Convergent | Fixed line services
Disaggregation of revenue
Revenue	24,477	23,085	22,939
Russia Convergent | Integration services
Disaggregation of revenue
Revenue	409	457	350
Russia Convergent | Sales of goods
Disaggregation of revenue
Revenue	61,430	57,677	58,480
Moscow Fixed Line
Disaggregation of revenue
Revenue	34,437	34,598	34,348
Moscow Fixed Line | Recognised over time
Disaggregation of revenue
Revenue	34,341	34,481	34,231
Moscow Fixed Line | Recognised at point of time
Disaggregation of revenue
Revenue	96	117	117
Moscow Fixed Line | External Customers
Disaggregation of revenue
Revenue	34,437	34,598	34,348
Moscow Fixed Line | Mobile services
Disaggregation of revenue
Revenue	2,184	1,938	1,487
Moscow Fixed Line | Fixed line services
Disaggregation of revenue
Revenue	32,141	32,543	32,739
Moscow Fixed Line | Finance services
Disaggregation of revenue
Revenue	16
Moscow Fixed Line | Integration services
Disaggregation of revenue
Revenue			5
Moscow Fixed Line | Sales of goods
Disaggregation of revenue
Revenue	96	117	117
MTS Bank
Disaggregation of revenue
Revenue	33,652	29,304	11,534
MTS Bank | Recognised over time
Disaggregation of revenue
Revenue	24,246	21,996	8,264
MTS Bank | Recognised at point of time
Disaggregation of revenue
Revenue	9,406	7,308	3,270
MTS Bank | External Customers
Disaggregation of revenue
Revenue	33,652	29,304	11,534
MTS Bank | Finance services
Disaggregation of revenue
Revenue	33,652	29,304	11,534
Other
Disaggregation of revenue
Revenue	17,667	16,543	14,416
Other | Recognised over time
Disaggregation of revenue
Revenue	9,715	11,684	9,161
Other | Recognised at point of time
Disaggregation of revenue
Revenue	7,952	4,859	5,255
Other | External Customers
Disaggregation of revenue
Revenue	17,667	16,543	14,416
Other | Mobile services
Disaggregation of revenue
Revenue	6,235	6,667	6,663
Other | Fixed line services
Disaggregation of revenue
Revenue	332	376	377
Other | Integration services
Disaggregation of revenue
Revenue	2,513	3,166	872
Other | Sales of goods
Disaggregation of revenue
Revenue	7,952	4,859	5,255
Other | Other services
Disaggregation of revenue
Revenue	635	1,475	1,249
HQ and elimination
Disaggregation of revenue
Revenue	92	94	122
HQ and elimination | Recognised over time
Disaggregation of revenue
Revenue	92	94	122
HQ and elimination | External Customers
Disaggregation of revenue
Revenue	92	94	122
HQ and elimination | Mobile services
Disaggregation of revenue
Revenue	92	94	122
Intersegment | Total
Disaggregation of revenue
Revenue	18,515	15,429	11,294
Intersegment | Russia Convergent
Disaggregation of revenue
Revenue	10,073	9,295	6,258
Intersegment | Moscow Fixed Line
Disaggregation of revenue
Revenue	5,993	4,253	4,498
Intersegment | MTS Bank
Disaggregation of revenue
Revenue	2,449	1,881	538
Intersegment | Other
Disaggregation of revenue
Revenue	7,254	7,645	6,409
Intersegment | HQ and elimination
Disaggregation of revenue
Revenue	(25,769)	(23,074)	(17,703)
Operating segments
Disaggregation of revenue
Revenue	494,926	470,605	446,238
Operating segments | Total
Disaggregation of revenue
Revenue	495,682	469,397	442,994
Operating segments | Russia Convergent
Disaggregation of revenue
Revenue	419,151	399,361	392,076
Operating segments | Moscow Fixed Line
Disaggregation of revenue
Revenue	40,430	38,851	38,846
Operating segments | MTS Bank
Disaggregation of revenue
Revenue	36,101	31,185	12,072
Operating segments | Other
Disaggregation of revenue
Revenue	24,921	24,188	20,825
Operating segments | HQ and elimination
Disaggregation of revenue
Revenue	₽ (25,677)	₽ (22,980)	₽ (17,581)